SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

20. SUBSEQUENT EVENTS

The Company evaluates subsequent events that have occurred after the balance sheet date but before the financial statements are issued which is up to and through August 14, 2026. There are two types of subsequent events: (i) recognized, or those that provide additional evidence with respect to conditions that existed at the date of the balance sheet, including the estimates inherent in the process of preparing consolidated financial statements, and (ii) nonrecognized, or those that provide evidence with respect to conditions that did not exist at the date of the balance sheet but arose subsequent to that date.

Share Issuances Subsequent to June 30, 2026

Between July 1, 2026 and August 10, 2026, the Company issued approximately 13,950,568 shares of common stock in connection with (i) sales of common stock under the Equity Purchase Agreement with Yield Point, (ii) exchanges of related-party and other indebtedness in connection with liability management transactions, and (iii) settlements of existing liabilities in connection with the warrant inducement transaction. As a result of these transactions, the number of shares of common stock outstanding increased from 11,889,767 shares as of June 30, 2026 to 25,840,335 shares as of August 10, 2026, as reported on the cover page of this Quarterly Report on Form 10-Q.

Equity Line of Credit

During the period July 1, 2026 through August 14, 2026, the Company raised approximately $274,904 through sales of its common stock under the Equity Purchase Agreement with Yield Point, net of fees, pursuant to which the Company issued an aggregate 1,050,000 shares of common stock.

Liability Management

On July 30, 2026, the one holder of the three remaining related party notes payable exchanged the principal balance of $123,650 and accrued interest of $38,564 for 432,571 shares of common stock.

On July 30, 2026, one promissory note payable with a principal balance of $100,000 and accrued interest of $116,267 was exchanged for a convertible note and simultaneously converted to 576,713 shares of common stock.

During the period July 1, 2026 through August 14, 2026, holders of existing convertible notes as of June 30, 2026, exercised the conversion rights under the contract and converted a total principal value of $2,225,190 into 5,933,836 shares of common stock, per the terms of the notes.

During the period July 1, 2026 through August 14, 2026, the company issued approximately 2,616,009 shares of common stock in exchange for the settlement of existing liabilities.

Warrant Inducement Transaction

On July 31, 2026, the Company announced a warrant inducement transaction for $4.5 million in gross proceeds priced at-the-market under Nasdaq rules. The warrant inducement agreement was executed with an existing institutional investor of the Company for the immediate exercise of warrants to purchase up to 3,341,439 of the Company’s common stock (the “Existing Warrants”) at an exercise price of $1.35 per share for gross cash proceeds of approximately $4.5 million, before deducting fees and other transaction expenses. The Company intends to use the net proceeds from the warrant inducement transaction for working capital and other general corporate purposes.

In consideration for the immediate exercise in full of the Existing Warrants, the investor will receive in a private placement new unregistered warrants to purchase up to 5,012,159 of the Company’s common stock (the “New Warrants”), representing 150% of the number of shares of common stock underlying the Existing Warrants exercised in the transaction. The New Warrants will have an exercise price of $1.65 per share, will be initially exercisable upon shareholder approval, and will expire 5 years from the date shareholder approval is obtained. The warrant inducement transaction closed on August 3, 2026.

Press Release Activity

On July 30, 2026, the Company announced that it had secured its largest contract to date, with an aggregate contract value of approximately $54.6 million over 10 years, with expected annual revenue exceeding $5.0 million.

Kustom Entertainment

On August 4, 2026, the Company announced the closing of the acquisition of Kustom Entertainment’s video solutions business. The acquired business includes the development, sale, licensing, support and servicing of video hardware, camera products, platforms, software and software solutions.

The aggregate consideration payable by the Company under the Purchase Agreement consists of: (i) $1,250,000 in cash, (ii) a secured promissory note in the original principal amount of $4,250,000, (iii) contingent earnout consideration of up to $1,000,000, and (iv) shares of the Company’s Series H Preferred Stock having an aggregate stated value of $600,000. The Series H Preferred Stock replaced the 2,000,000 warrants originally contemplated by the Purchase Agreement pursuant to the Amendment Agreement.

The Series H Preferred Stock accrues dividends at a rate of 12.0% per annum on its stated value, payable quarterly. The Series H Preferred Stock is convertible into shares of the Company’s common stock at a conversion rate equal to the stated value thereof, together with accrued and unpaid dividends, divided by $1.45 per share, subject to the terms of the applicable Certificate of Designation.

Nasdaq Notification

On July 16, 2026, the Company announced that it received written notice, dated July 10, 2026, that the closing bid price of the Company’s common stock was below the $1.00 per share minimum required for continued listing for the 31 consecutive business days from May 26, 2026 through July 9, 2026. Nasdaq determined that the Company does not comply with Nasdaq Listing Rule 5550(a)(1), which requires listed securities to maintain a minimum bid price of $1.00 per share. Because the Company effected a 1-for-30 reverse stock split on October 27, 2025, Nasdaq further determined that the Company is not eligible for the customary 180-calendar day compliance period under Nasdaq Listing Rule 5810(c)(3)(A)(iv), which applies when an issuer has effected a reverse stock split within the prior one-year period, and absent a timely hearing request, trading in the Company’s securities is expected to be suspended at the opening of business on July 21, 2026.

On July 22, 2026, the Company announced it requested a hearing before the Panel to appeal the delisting determination the Company received on July 10, 2026, relating to the minimum bid price requirement under Nasdaq Listing Rule 5550(a)(1). The hearing has been scheduled for August 20, 2026.

The Company’s hearing request has stayed any suspension or delisting action pending the hearing and the expiration of any extension period that may be granted by the Panel following the hearing. Accordingly, the Company’s common stock is expected to continue to trade on The Nasdaq Global Market under the symbol “CYCU” at least through that period. At the hearing, the Company intends to present its plan to regain and maintain compliance with the applicable Nasdaq listing standards.

23.	SUBSEQUENT EVENTS

The Company evaluates subsequent events that have occurred after the balance sheet date but before the financial statements are issued which is up to and through March 31, 2026. There are two types of subsequent events: (i) recognized, or those that provide additional evidence with respect to conditions that existed at the date of the balance sheet, including the estimates inherent in the process of preparing consolidated financial statements, and (ii) nonrecognized, or those that provide evidence with respect to conditions that did not exist at the date of the balance sheet but arose subsequent to that date.

On January 22, 2026, the Company announced that it has entered into a Memorandum of Understanding to acquire the video-solutions division of Kustom Entertainment, Inc., a pioneer in mobile video surveillance technologies, including body-worn cameras, in-car video systems, and digital evidence management solutions for law enforcement, public safety, and commercial sectors.

On February 3, 2026, the Company announce that Litchfield Hills Research has initiated coverage on Cycurion.

On February 11, 2026, the Company announced a strategic business reorganization that will streamline operations, enhance organizational agility, and position the Company for long-term growth.

On March 19, 2026, the Company held a special meeting of stockholders (the “Special Meeting”) to vote on the proposals identified in the proxy statement filed with the SEC and mailed to stockholders on February 2, 2026. As of the record date on January 21, 2026, there were a total of 5,148,411 shares of Voting Stock (as defined below) issued and outstanding, consisting of 4,188,187 shares of Common Stock, par value $0.0001 per share (the “Common Stock”), and 960,224 shares of preferred stock, par value $0.0001 per share, having voting rights on as as-if-converted-to- Common Stock basis (the “Preferred Voting Stock”, and together with the Common Stock, the “Voting Stock”), each of which is entitled to one vote. A total of 2,611,518 shares of the Company’s Voting Stock were represented at the Special Meeting either in person or by proxy. At the Special Meeting, the Company’s stockholders voted on the following matters and approved the proposal to approve, pursuant to Nasdaq Listing Rule 5635(d), the issuance of up to an aggregate of 3,314,920 shares of Common Stock upon the exercise of certain Common Stock purchase warrants issued in connection with our private placement that closed on December 5, 2025, that may be equal to or exceed 20% of our outstanding shares of Common Stock immediately prior to such offering.

On March 17, 2026, the Company issued a press release in response to an unauthorized press release.

On March 25, 2026, the Company announced two new contract awards which are expected to generate approximately $1.35 million in combined revenue in 2026, including $1.165 million in new annual recurring revenue. The awards include a multi-year engagement with a large healthcare government agency and an expanded relationship with the National Association of County and City Health Officials.